Acquisitions and Dispositions (Estimated Fair Values of Assets Acquired and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 20, 2012
Business Acquisition [Line Items]
Accounts receivable		$ 128,004
Inventory		260,473
Other current assets		4,410
Property, plant and equipment		70,100
Goodwill		138,579
Other intangible assets	215,600	215,600
Total assets acquired		817,166
Current liabilities		137,654
Deferred credits and other liabilities		4,078
Total liabilities assumed		141,732
Net assets acquired		$ 675,434